STOCK-BASED COMPENSATION - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands							7 Months Ended	12 Months Ended
	Jan. 03, 2022 $ / shares shares	Apr. 14, 2021 $ / shares shares	Jan. 02, 2020 $ / shares shares	Sep. 01, 2018 $ / shares	Jun. 01, 2018 $ / shares	Mar. 01, 2018 $ / shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares
Number of options granted	40,000
Exercise price (USD) | $ / shares	$ 7.23
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term								0 years	0 years	3 months 3 days
Share-based compensation expense								¥ 1,038	$ 145	¥ 10,952	¥ 13,161
Aggregate intrinsic value | $												$ 319	$ 219
Treasury stock								14,386	14,386
Employees
Sale of treasury stock (in shares)								30,000	30,000
Share-based compensation expense | ¥								¥ 1,595
Decrease in treasury stock value | ¥								7,212
Cost of treasury stocks | ¥								¥ 4,223
Tranche 11
Number of options granted								(1,000)	(1,000)	0	0
Exercise price (USD) | $ / shares									$ 13.8
Tranche 12
Number of options granted										0	0
Exercise price (USD) | $ / shares									20.5
Tranche 13
Number of options granted										0	0
Exercise price (USD) | $ / shares									16.5
Tranche 14
Number of options granted										0	0
Exercise price (USD) | $ / shares									20
Tranche 15
Number of options granted										0	0
Exercise price (USD) | $ / shares									20.7
Tranche 16
Number of options granted										0	0
Exercise price (USD) | $ / shares									16.5
Tranche 17
Number of options granted										0	0
Exercise price (USD) | $ / shares									8
Tranche 18
Number of options granted										0	0
Exercise price (USD) | $ / shares									9.1
Tranche 19
Number of options granted										0	0
Exercise price (USD) | $ / shares									8.2
Tranche 20
Number of options granted										0	0
Exercise price (USD) | $ / shares									5.19
Tranche 21
Number of options granted		160,000	38,000							0	0
Exercise price (USD) | $ / shares		$ 13.99	$ 5.3						5.3
2005 Performance Equity Plan | Tranche 5 | After Adjustment Awards
Exercise price (USD) | $ / shares									20.7
2005 Performance Equity Plan | Tranche 9 | After Adjustment Awards
Exercise price (USD) | $ / shares									$ 5.19
2009 Performance Equity Plan
Share-based compensation arrangement by share-based payment award, number of shares available for grant								0		33,000		0	33,000
Restricted Stock
Number of options granted											320,000
Share-based compensation expense | ¥								¥ 0		¥ 0	¥ 11,600
Restricted Stock | Board of Directors Chairman
Number of options granted							22,500
Exercise price (USD) | $ / shares				$ 6.6	$ 7.2
Share-based compensation arrangement by share-based payment award, plan modification, incremental compensation cost | $							$ 167,925
Restricted Stock | Board of Directors Chairman | After Adjustment Awards
Exercise price (USD) | $ / shares						$ 8.6
2014 Performance Equity Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant								303,060		284,370		303,060	284,370
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options | ¥								¥ 170		¥ 0
Share-based Payment Arrangement, Option | Employees
Share-based compensation expense | ¥								¥ 1,040		¥ 10,950	¥ 660
Minimum
Share based compensation arrangement by share based payment award expiration period								5 years	5 years
Share-based compensation arrangement by share-based payment award, award vesting period								1 year	1 year
Minimum | After Adjustment Awards
Share based compensation arrangement by share based payment award expiration period								5 years	5 years
Share-based compensation arrangement by share-based payment award, award vesting period								1 year	1 year
Maximum
Share based compensation arrangement by share based payment award expiration period								10 years	10 years
Share-based compensation arrangement by share-based payment award, award vesting period								5 years	5 years
Maximum | After Adjustment Awards
Share based compensation arrangement by share based payment award expiration period								10 years	10 years
Share-based compensation arrangement by share-based payment award, award vesting period								10 years	10 years